EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2018
EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS
EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS

10.    EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS

	December 31,	December 31,
	2017	2018
Equity investments designated at fair value through other comprehensive income
Stated at fair value
Listed equity investments	—	6,441
Unlisted investments (Note)	—	1,723,384

	—	1,729,825
Available-for-sale investments
Non current portion
Stated at fair value
Listed equity investments	9,701	—
Unlisted investments (Note)	1,848,000	—
	1,857,701	—
Stated at cost
Unlisted equity investments	73,211	—
Less: provision for impairment	(2,711)	—
	70,500	—

	1,928,201	1,729,825

The above equity investments were irrevocably designated at fair value through other comprehensive income as the Group considers these investments to be strategic in nature.

Note:

In 2017, the Company entered into a series of agreements with Bank of Communications International Trust Co., Ltd. (“BOCOMMTRUST”) (交銀國際信託有限公司), Bocommtrust Asset Management Co., Ltd.* (“Bocommtrust Asset”) ( 交銀國信資產管理有限公司), a subsidiary of BOCOMMTRUST, and Chinalco Jianxin Investment Fund Management (Beijing) Company Limited* (“Chinalco Jianxin”) (中鋁建信投資基金管理（北京）有限公司) to establish Size Industry Investment Fund. According to these agreements, BOCOMMTRUST acted as the prioritised limited partner and the Company as the secondary limited partner of Size Industry Investment Fund, with the maximum amount of capital contribution of RMB6,700 million and RMB3,300 million, respectively. Bocommtrust Asset and Chinalco Jianxin are the general partner and the manager of Size Industry Investment Fund, respectively. The purpose of Size Industry Investment Fund is to invest in the Company’s subsidiaries, associates or joint ventures in the form of debt financing. As of December 31, 2017, the Company has made investment of RMB1,848 million to the fund.

As at December 31, 2018, Size Industry Investment Fund made four investments in two of the Company’s associates and two of the Company’s joint ventures amounting to RMB5,600 million in the form of debt. The Company and BOCOMMTRUST contributed capital of RMB1,650 million and RMB3,350 million to Size Industry Investment Fund, respectively.

Because the variable return of Size Industry Investment Fund depends on the selection of investment targets, the timing and size of the investment fund and the rate of return, which are all determined by BOCOMMTRUST under its full authority, the directors of the Company are of the opinion that the Company did not have control or joint control over, or significant influence over Size Industry Investment Fund. Therefore, the Company’s investment in Size Industry Investment Fund was accounted for as an equity investment designated at fair value through other comprehensive income.

*   The English names represent the best effort made by management of the Group in translating the Chinese names of the Companies as the companies do not have any official English names.